Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule Of Cash And Cash Equivalents
	December 31, 2024	December 31, 2025
	RMB	RMB
Cash and cash equivalents:
RMB	252,924	513,241
US$	169,049	74,983
SGD	10,110	51,414
Others	9,775	15,420
Total cash and cash equivalents	441,858	655,058